Trade and other payables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other payables [Abstract]
Trade and other payables

8. Trade and other payables

	June 30 2021 £’000	December 31 2020 £’000
Trade payables	24,036	12,668
Accruals and other creditors	31,816	10,348
Tax and social security payables	4,115	2,119
Contract liabilities	13,678	9,059
Deferred consideration	2,924	1,375
	76,569	35,569

Current	76,569	35,569
Non-current	—	—

18. Trade and other payables

	2020	2019	2018
	£‘000	£’000	£’000
Trade payables	12,668	1,867	107
Accruals and other creditors	10,348	1,632	7
Tax and social security payables	2,119	353	—
Contract liabilities	9,059	385	—
Deferred consideration	1,375	—	—
Total trade and other payables	35,569	4,237	114

Due within one year	35,569	4,237	114
Due within two to five years	—	—	—
	35,569	4,237	114

Trade and other payables are measured at amortized cost.